SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation
Gross excess tax benefits from stock-based compensation	$ 1,903	$ 1,900	$ 2,869